Material Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Material Accounting Policies [Abstract]
Schedule of Depreciation Estimated Useful Lives	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Computer and handphone	5 years straight line
Equipment and machine	10 years straight line
License	10 years straight line
Right-of-use assets	Over term of lease
Renovation	Over term of lease